CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Other comprehensive income (loss), tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0